UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05681

ND Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58701
(Address of principal executive offices) (Zip code)

Brenda Sem, 1 Main Street North, Minot, North Dakota 58701
(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

ND TAX-FREE FUND, INC.
Schedule of Investments September 30, 2004 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value
NORTH DAKOTA MUNICIPAL BONDS (95.0%)

Burleigh Cty., ND (Med Center One) Healthcare Rev. MBIA	Aaa/AAA	5.250%	05/01/13	$500,000	$538,510
Burleigh Cty., ND (St. Vincent Nursing Home) Facs. Rev.	NR/NR	7.000	06/01/19	500,000	502,500
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.750	12/01/11	1,000,000	1,038,050
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.875	12/01/15	750,000	788,497
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.625	12/01/15	500,000	522,520
Carrington, ND Cath. Hlth. Corp. Facs. Rev.	Aa/AA	6.250	11/15/15	500,000	507,500
City of Minot (Highway Bonds) G.O. MBIA	Aaa/AAA	5.000	10/01/23	555,000	584,354
Dickinson, ND (St. Luke's Home) Rev.	NR/NR	7.250	05/01/22	500,000	514,450
Fargo, ND Health Sys. (MeritCare) AMBAC	Aaa/AAA	5.125	06/01/27	1,000,000	1,014,920
Fargo, ND Parking Rev. Series 2001-A	NR/NR	6.625	11/01/21	100,000	105,200
Fargo, ND Ref. & Impvt. G.O. MBIA	Aaa/AAA	5.000	05/01/28	500,000	508,545
Fargo, ND School District Bldg. Auth. Lease Rev.	A/NR	5.750	05/01/18	500,000	553,585
Grand Forks, ND (Aurora Project) Sales Tax Rev. MBIA	Aaa/AAA	5.625	12/15/29	1,000,000	1,077,780
*Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	6.250	12/01/19	1,000,000	1,030,830
*Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	6.450	12/01/23	1,525,000	1,572,611
Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	5.400	08/15/12	1,000,000	1,099,220
Grand Forks, ND Ref. & Impvt. G.O. AMBAC	Aaa/NR	5.000	12/01/24	100,000	104,227
Jamestown, ND (College) Facs. Rev.	NR/NR	6.625	10/01/14	800,000	808,000
*Mercer Cty., ND (Basin Elec.) Rev. AMBAC	Aaa/AAA	6.050	01/01/19	5,425,000	5,610,806
*Mercer Cty., ND (MT-Dak. Util.) Rev. FGIC	Aaa/AAA	6.650	06/01/22	3,000,000	3,015,000
Mercer Cty., ND (NW Public Svc.) Rev. Ref. MBIA	Aaa/AAA	5.850	06/01/23	630,000	651,225
Morton Cty., ND (MT-Dak. Util.) Rev. FGIC	Aaa/AAA	6.650	06/01/22	350,000	351,750
Morton Cty., ND Multifamily Hsg. Rev. Ref.	NR/NR	6.750	03/01/21	500,000	500,000
ND (HFA) Hsg. Finance Program	Aa/NR	6.300	07/01/16	155,000	161,550
ND Blding. Auth. Lease Rev. FSA	Aaa/AAA	6.000	12/01/13	500,000	504,670
ND Blding. Auth. Lease Rev. MBIA	Aaa/AAA	5.000	12/01/22	1,220,000	1,270,215
#ND Municipal Bond Bank Revolving Fund Program	Aaa/NR	6.250	10/01/14	1,095,000	1,137,858
#ND State Board of Hgr. Educ. (ND St. Univ. Hsg.)	A-1/NR	5.600	04/01/29	1,035,000	1,097,048
ND State Board of Hgr. Educ. (ND St. Univ.) AMBAC	Aaa/AAA	5.100	04/01/32	500,000	510,375
#ND State Water Commission Devl. Rev. AMBAC	Aaa/AAA	5.750	07/01/27	1,250,000	1,364,738
ND Student Loan Rev. AMBAC	Aaa/AAA	6.300	07/01/12	100,000	105,037
ND Student Loan Rev. AMBAC	Aaa/AAA	6.350	07/01/13	250,000	263,573
ND Student Loan Rev. AMBAC	Aaa/AAA	6.400	07/01/14	400,000	420,220
Oliver Cty., ND (Square Butte Elec. Coop) Pollution Control Rev. AMBAC	Aaa/AAA	5.300	01/01/27	795,000	834,384
West Fargo, ND Refunding & Improvement MBIA	Aaa/NR	5.000	05/01/18	250,000	265,453

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $30,078,773)					$30,935,201

SHORT-TERM SECURITIES (2.4%)				Shares
Wells Fargo National Tax-Free Money Market				733,714	$733,714
TOTAL SHORT-TERM SECURITIES (COST: $733,714)					$733,714

TOTAL INVESTMENTS IN SECURITIES (COST: $30,812,487)					$31,668,915
OTHER ASSETS MINUS LIABILITIES					903,417

NET ASSETS					$32,572,332

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”).  The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

 (b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)                Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ND Tax Free-Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ND Tax Free-Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: November 24, 2004

BY: /s/Brent Wheeler
BRENT WHEELER
TREASURER

Date: November 24, 2004